LEASES - Maturities of lease liabilities under non-cancellable leases (Details)	Dec. 31, 2023 CNY (¥)
LEASES
2024	¥ 13,570,315
2025	8,297,577
2026	1,538,067
2027	707,828
2028	128,696
Thereafter	0
Total undiscounted lease payments	24,242,483
Less: Imputed interest	(1,635,612)
Total lease liabilities	¥ 22,606,871